Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$766,600.49

Principal:
Principal Collections	$10,806,158.16
Prepayments in Full	$4,194,842.63
Liquidation Proceeds	$86,247.27
Recoveries	$56,167.95
Sub Total	$15,143,416.01
Collections	$15,910,016.50

Purchase Amounts:
Purchase Amounts Related to Principal	$332,341.37
Purchase Amounts Related to Interest	$1,685.60
Sub Total	$334,026.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,244,043.47

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,244,043.47
Servicing Fee	$182,436.09	$182,436.09	$0.00	$0.00	$16,061,607.38
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,061,607.38
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,061,607.38
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,061,607.38
Interest - Class A-4 Notes	$100,960.41	$100,960.41	$0.00	$0.00	$15,960,646.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,960,646.97
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$15,904,039.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,904,039.14
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$15,861,884.81
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,861,884.81
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$15,805,025.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,805,025.48
Regular Principal Payment	$14,930,258.62	$14,930,258.62	$0.00	$0.00	$874,766.86
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$874,766.86
Residual Released to Depositor	$0.00	$874,766.86	$0.00	$0.00	$0.00
Total		$16,244,043.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,930,258.62
Total					$14,930,258.62
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,930,258.62	$135.48	$100,960.41	$0.92	$15,031,219.03	$136.40
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$14,930,258.62	$9.96	$256,581.90	$0.17	$15,186,840.52	$10.13

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$109,146,386.36	0.9904391	$94,216,127.74	0.8549558
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$212,076,386.36	0.1414097	$197,146,127.74	0.1314544

Pool Information
Weighted Average APR	4.036%	4.054%
Weighted Average Remaining Term	23.86	23.12
Number of Receivables Outstanding	22,953	22,171
Pool Balance	$218,923,303.31	$203,389,836.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$212,076,386.36	$197,146,127.74
Pool Factor	0.1433683	0.1331958

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$6,243,708.31
Targeted Overcollateralization Amount	$6,243,708.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,243,708.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$113,877.83
(Recoveries)		139	$56,167.95
Net Loss for Current Collection Period			$57,709.88
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3163%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4537%
Second Preceding Collection Period			1.1589%
Preceding Collection Period			0.8869%
Current Collection Period			0.3280%
Four Month Average (Current and Preceding Three Collection Periods)			0.7069%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,822	$10,294,733.29
(Cumulative Recoveries)			$1,757,057.64
Cumulative Net Loss for All Collection Periods			$8,537,675.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5591%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,134.95
Average Net Loss for Receivables that have experienced a Realized Loss			$1,770.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.83%	438	$5,759,579.41
61-90 Days Delinquent	0.31%	47	$621,854.76
91-120 Days Delinquent	0.06%	9	$124,574.59
Over 120 Days Delinquent	0.42%	46	$846,785.94
Total Delinquent Receivables	3.62%	540	$7,352,794.70

Repossession Inventory:
Repossessed in the Current Collection Period		18	$326,845.77
Total Repossessed Inventory		29	$483,105.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4979%
Preceding Collection Period			0.4662%
Current Collection Period			0.4601%
Three Month Average			0.4747%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	January 2017
Payment Date	2/15/2017
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer